Drilling units (Tables)	3 Months Ended
Mar. 31, 2014
Drilling units [Abstract]
Drilling units

(In US$ millions)	March 31, 2014	December 31, 2013

Cost	$4,982.0	$3,899.0
Accumulated depreciation	(490.4)	(450.7)
Net book value	$4,491.6	$3,448.3